Document and Entity Information	12 Months Ended
Aug. 01, 2011
Risk/Return:
Document Type	Other
Document Period End Date	May 31, 2011
Registrant Name	COLUMBIA FUNDS SERIES TRUST II
Central Index Key	0001352280
Amendment Flag	false
Document Creation Date	Jul 31, 2012
Document Effective Date	Jul 31, 2012
Prospectus Date	Aug 1, 2011

Prospectus Supplement — August 1, 2012 to the Prospectuses, as supplemented, of the following fund:

Fund	Prospectuses Dated
Columbia Absolute Return Multi-Strategy Fund	08/01/2011

The following changes are hereby made to the prospectuses of the Fund:

FEES AND EXPENSES OF THE FUND

The fee and expense table in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class I, R, W, Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.00%	None	None	None

Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class I	Class R	Class W	Class Z
Management fees	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%

Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.25%	0.00%

Other expenses

Dividend expenses and borrowing costs on securities sold short(b)	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%

Remainder of other expenses	0.62%	0.62%	0.62%	0.30%	0.62%	0.62%	0.62%

Total other expenses	0.88%	0.88%	0.88%	0.56%	0.88%	0.88%	0.88%

Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

Total annual fund operating expenses	1.96%	2.71%	2.71%	1.39%	2.21%	1.96%	1.71%

Less: Fee waiver/expense reimbursement(c)	(0.31%)	(0.31%)	(0.31%)	(0.19%)	(0.31%)	(0.31%)	(0.31%)

Total annual fund operating expenses after fee waiver/expense reimbursement(c)	1.65%	2.40%	2.40%	1.20%	1.90%	1.65%	1.40%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)

Dividends on short sales are the dividends paid to the lenders of borrowed securities. The expenses related to dividends on short sales will vary depending on whether the securities the Fund sells short pay dividends and on the amount of any such dividends. Expenses also include borrowing costs paid to the broker in connection with borrowing the security to be sold short. The rate paid to brokers varies by security.

(c)

Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until September 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.38% for Class A, 2.13% for Class B, 2.13% for Class C, 0.93% for Class I, 1.63% for Class R, 1.38% for Class W and 1.13% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$463	$868	$1,299	$2,497

Class B (if shares are redeemed)	$743	$1,112	$1,608	$2,841

Class B (if shares are not redeemed)	$243	$812	$1,408	$2,841

Class C (if shares are redeemed)	$343	$812	$1,408	$3,023

Class C (if shares are not redeemed)	$243	$812	$1,408	$3,023

Class I (whether or not shares are redeemed)	$122	$422	$743	$1,657

Class R (whether or not shares are redeemed)	$193	$662	$1,157	$2,525

Class W (whether or not shares are redeemed)	$168	$586	$1,030	$2,265

Class Z (whether or not shares are redeemed)	$143	$509	$900	$1,999

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST II
Prospectus Date	rr_ProspectusDate	Aug 1, 2011
Supplement [Text Block]	csft_SupplementTextBlock

Prospectus Supplement — August 1, 2012 to the Prospectuses, as supplemented, of the following fund:

Fund	Prospectuses Dated
Columbia Absolute Return Multi-Strategy Fund	08/01/2011

The following changes are hereby made to the prospectuses of the Fund:

FEES AND EXPENSES OF THE FUND

The fee and expense table in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class I, R, W, Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.00%	None	None	None

Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class I	Class R	Class W	Class Z
Management fees	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%

Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.25%	0.00%

Other expenses

Dividend expenses and borrowing costs on securities sold short(b)	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%

Remainder of other expenses	0.62%	0.62%	0.62%	0.30%	0.62%	0.62%	0.62%

Total other expenses	0.88%	0.88%	0.88%	0.56%	0.88%	0.88%	0.88%

Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

Total annual fund operating expenses	1.96%	2.71%	2.71%	1.39%	2.21%	1.96%	1.71%

Less: Fee waiver/expense reimbursement(c)	(0.31%)	(0.31%)	(0.31%)	(0.19%)	(0.31%)	(0.31%)	(0.31%)

Total annual fund operating expenses after fee waiver/expense reimbursement(c)	1.65%	2.40%	2.40%	1.20%	1.90%	1.65%	1.40%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)

Dividends on short sales are the dividends paid to the lenders of borrowed securities. The expenses related to dividends on short sales will vary depending on whether the securities the Fund sells short pay dividends and on the amount of any such dividends. Expenses also include borrowing costs paid to the broker in connection with borrowing the security to be sold short. The rate paid to brokers varies by security.

(c)

Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until September 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.38% for Class A, 2.13% for Class B, 2.13% for Class C, 0.93% for Class I, 1.63% for Class R, 1.38% for Class W and 1.13% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$463	$868	$1,299	$2,497

Class B (if shares are redeemed)	$743	$1,112	$1,608	$2,841

Class B (if shares are not redeemed)	$243	$812	$1,408	$2,841

Class C (if shares are redeemed)	$343	$812	$1,408	$3,023

Class C (if shares are not redeemed)	$243	$812	$1,408	$3,023

Class I (whether or not shares are redeemed)	$122	$422	$743	$1,657

Class R (whether or not shares are redeemed)	$193	$662	$1,157	$2,525

Class W (whether or not shares are redeemed)	$168	$586	$1,030	$2,265

Class Z (whether or not shares are redeemed)	$143	$509	$900	$1,999

Columbia Absolute Return Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	csft_SupplementTextBlock

Prospectus Supplement — August 1, 2012 to the Prospectuses, as supplemented, of the following fund:

Fund	Prospectuses Dated
Columbia Absolute Return Multi-Strategy Fund	08/01/2011

The following changes are hereby made to the prospectuses of the Fund:

FEES AND EXPENSES OF THE FUND

The fee and expense table in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class I, R, W, Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.00%	None	None	None

Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class I	Class R	Class W	Class Z
Management fees	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%

Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.25%	0.00%

Other expenses

Dividend expenses and borrowing costs on securities sold short(b)	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%

Remainder of other expenses	0.62%	0.62%	0.62%	0.30%	0.62%	0.62%	0.62%

Total other expenses	0.88%	0.88%	0.88%	0.56%	0.88%	0.88%	0.88%

Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

Total annual fund operating expenses	1.96%	2.71%	2.71%	1.39%	2.21%	1.96%	1.71%

Less: Fee waiver/expense reimbursement(c)	(0.31%)	(0.31%)	(0.31%)	(0.19%)	(0.31%)	(0.31%)	(0.31%)

Total annual fund operating expenses after fee waiver/expense reimbursement(c)	1.65%	2.40%	2.40%	1.20%	1.90%	1.65%	1.40%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)

Dividends on short sales are the dividends paid to the lenders of borrowed securities. The expenses related to dividends on short sales will vary depending on whether the securities the Fund sells short pay dividends and on the amount of any such dividends. Expenses also include borrowing costs paid to the broker in connection with borrowing the security to be sold short. The rate paid to brokers varies by security.

(c)

Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until September 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.38% for Class A, 2.13% for Class B, 2.13% for Class C, 0.93% for Class I, 1.63% for Class R, 1.38% for Class W and 1.13% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$463	$868	$1,299	$2,497

Class B (if shares are redeemed)	$743	$1,112	$1,608	$2,841

Class B (if shares are not redeemed)	$243	$812	$1,408	$2,841

Class C (if shares are redeemed)	$343	$812	$1,408	$3,023

Class C (if shares are not redeemed)	$243	$812	$1,408	$3,023

Class I (whether or not shares are redeemed)	$122	$422	$743	$1,657

Class R (whether or not shares are redeemed)	$193	$662	$1,157	$2,525

Class W (whether or not shares are redeemed)	$168	$586	$1,030	$2,265

Class Z (whether or not shares are redeemed)	$143	$509	$900	$1,999

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2013
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Columbia Absolute Return Multi-Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.82%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Dividend expenses and borrowing costs on securities sold short	rr_Component1OtherExpensesOverAssets	0.26%	[1],[2]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.62%	[1]
Total other expenses	rr_OtherExpensesOverAssets	0.88%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.96%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[1],[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.65%	[1],[3]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	(whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	463
3 years	rr_ExpenseExampleYear03	868
5 years	rr_ExpenseExampleYear05	1,299
10 years	rr_ExpenseExampleYear10	2,497
Columbia Absolute Return Multi-Strategy Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management fees	rr_ManagementFeesOverAssets	0.82%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Dividend expenses and borrowing costs on securities sold short	rr_Component1OtherExpensesOverAssets	0.26%	[1],[2]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.62%	[1]
Total other expenses	rr_OtherExpensesOverAssets	0.88%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.71%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[1],[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.40%	[1],[3]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	(if shares are redeemed)
1 year	rr_ExpenseExampleYear01	743
3 years	rr_ExpenseExampleYear03	1,112
5 years	rr_ExpenseExampleYear05	1,608
10 years	rr_ExpenseExampleYear10	2,841
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	(if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	243
3 years	rr_ExpenseExampleNoRedemptionYear03	812
5 years	rr_ExpenseExampleNoRedemptionYear05	1,408
10 years	rr_ExpenseExampleNoRedemptionYear10	2,841
Columbia Absolute Return Multi-Strategy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.82%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Dividend expenses and borrowing costs on securities sold short	rr_Component1OtherExpensesOverAssets	0.26%	[1],[2]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.62%	[1]
Total other expenses	rr_OtherExpensesOverAssets	0.88%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.71%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[1],[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.40%	[1],[3]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	(if shares are redeemed)
1 year	rr_ExpenseExampleYear01	343
3 years	rr_ExpenseExampleYear03	812
5 years	rr_ExpenseExampleYear05	1,408
10 years	rr_ExpenseExampleYear10	3,023
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	(if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	243
3 years	rr_ExpenseExampleNoRedemptionYear03	812
5 years	rr_ExpenseExampleNoRedemptionYear05	1,408
10 years	rr_ExpenseExampleNoRedemptionYear10	3,023
Columbia Absolute Return Multi-Strategy Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.82%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Dividend expenses and borrowing costs on securities sold short	rr_Component1OtherExpensesOverAssets	0.26%	[1],[2]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.30%	[1]
Total other expenses	rr_OtherExpensesOverAssets	0.56%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.39%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[1],[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.20%	[1],[3]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	(whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	122
3 years	rr_ExpenseExampleYear03	422
5 years	rr_ExpenseExampleYear05	743
10 years	rr_ExpenseExampleYear10	1,657
Columbia Absolute Return Multi-Strategy Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.82%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Dividend expenses and borrowing costs on securities sold short	rr_Component1OtherExpensesOverAssets	0.26%	[1],[2]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.62%	[1]
Total other expenses	rr_OtherExpensesOverAssets	0.88%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.21%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[1],[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.90%	[1],[3]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	(whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	193
3 years	rr_ExpenseExampleYear03	662
5 years	rr_ExpenseExampleYear05	1,157
10 years	rr_ExpenseExampleYear10	2,525
Columbia Absolute Return Multi-Strategy Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.82%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Dividend expenses and borrowing costs on securities sold short	rr_Component1OtherExpensesOverAssets	0.26%	[1],[2]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.62%	[1]
Total other expenses	rr_OtherExpensesOverAssets	0.88%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.96%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[1],[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.65%	[1],[3]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	(whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	168
3 years	rr_ExpenseExampleYear03	586
5 years	rr_ExpenseExampleYear05	1,030
10 years	rr_ExpenseExampleYear10	2,265
Columbia Absolute Return Multi-Strategy Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.82%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Dividend expenses and borrowing costs on securities sold short	rr_Component1OtherExpensesOverAssets	0.26%	[1],[2]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.62%	[1]
Total other expenses	rr_OtherExpensesOverAssets	0.88%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.71%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[1],[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.40%	[1],[3]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	(whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	143
3 years	rr_ExpenseExampleYear03	509
5 years	rr_ExpenseExampleYear05	900
10 years	rr_ExpenseExampleYear10	1,999

[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Dividends on short sales are the dividends paid to the lenders of borrowed securities. The expenses related to dividends on short sales will vary depending on whether the securities the Fund sells short pay dividends and on the amount of any such dividends. Expenses also include borrowing costs paid to the broker in connection with borrowing the security to be sold short. The rate paid to brokers varies by security.
[3]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until September 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.38% for Class A, 2.13% for Class B, 2.13% for Class C, 0.93% for Class I, 1.63% for Class R, 1.38% for Class W and 1.13% for Class Z.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST II
Prospectus Date	rr_ProspectusDate	Aug 1, 2011
Document Creation Date	dei_DocumentCreationDate	Jul 31, 2012